Gain and Loss on Designated and Qualifying Fair Value Hedges Recognized in Other Non-Interest Income and Other Non-Interest expense (Detail) (Interest rate derivatives, KRW) In Millions	12 Months Ended
Dec. 31, 2010
Derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on designated and qualifying fair value hedges	(5,718)
Hedged Items
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on designated and qualifying fair value hedges	6,314
Hedge Ineffectiveness
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on designated and qualifying fair value hedges	596